Property, plant and equipment and investment property - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Rental income from investment property	£ 3
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	45	£ 40	£ 44
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	45	55	£ 81
Impairment charge	46	146
Costs Of Major Restructuring [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 46	£ 141